Expense Example - FidelityAdvisorSeriesEquityGrowthFund-PRO - FidelityAdvisorSeriesEquityGrowthFund-PRO - Fidelity Advisor Series Equity Growth Fund - Fidelity Advisor Series Equity Growth Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13